Intangible Assets and Goodwill - Summary of Key Assumptions Used in Computation of Recoverable Amount for Each CGU (Detail)	Dec. 31, 2019
Production CGU [member]
Disclosure of information for cash-generating units [line items]
Terminal value growth rate	3.00%
Discount rate	40.00%
Five year compound annual revenue growth rate	59.80%
Pure Ratios CGU [member]
Disclosure of information for cash-generating units [line items]
Terminal value growth rate	3.00%
Discount rate	30.00%
Five year compound annual revenue growth rate	81.40%
Real Estate CGU [member]
Disclosure of information for cash-generating units [line items]
Discount rate	17.50%
Om of Medicine CGU [member]
Disclosure of information for cash-generating units [line items]
Terminal value growth rate	3.00%
Discount rate	22.50%
Five year compound annual revenue growth rate	29.50%
Healthy Pharms, Inc., (Retail) CGU [member]
Disclosure of information for cash-generating units [line items]
Terminal value growth rate	3.00%
Discount rate	30.00%
Five year compound annual revenue growth rate	27.30%